Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations
As currently reported:

	U S Dollars
Figures in millions	2017	2016	2015
Revenue	4,543	4,254	4,174
Gold income	4,356	4,085	4,015
Cost of sales	(3,582)	(3,263)	(3,294)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit	784	841	714
Gross profit %	18.00%	20.59%	17.78%
Accordingly, the detailed income statement would be restated for the effects of adopting IFRS 15 as follows:

	U S Dollars
Figures in millions	2017	2016	2015
Revenue	4,543	4,254	4,174
Revenue from product sales	4,510	4,223	4,142
Cost of sales	(3,736)	(3,401)	(3,421)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit	784	841	714
Gross profit %	17.38%	19.91%	17.24%